Accrued Expenses And Other Current Liabilities - Summary of Accrued Liabilities And Other Liabilities Current (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Accrued outsourcing expenses	¥ 290,101	$ 40,860	¥ 376,073
Accrued utilities and other expenses	131,775	18,560	160,913
Accrued transportation and logistic expenses	64,066	9,024	78,155
VAT and other tax payable	98,662	13,896	94,409
Deposit from suppliers	35,516	5,002	31,775
Interest payable	3,546	500	14,732
Accrued advertising expenses	11,126	1,567	13,360
Accrued professional fees	21,616	3,044	41,546
Total	¥ 656,408	$ 92,453	¥ 810,963